Lease liabilities (Details)	Jun. 30, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 2,093,239
Interest	319,377
Present value of minimum lease payments	1,773,862
Current portion of lease liabilities	625,669
Non-current portion of lease liabilities	1,148,193
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	751,023
Interest	125,354
Present value of minimum lease payments	625,669
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,119,586
Interest	177,964
Present value of minimum lease payments	941,622
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	222,630
Interest	16,059
Present value of minimum lease payments	$ 206,571